Inventories	9 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
2.             Inventories

Inventories consist of the following:

	September 30, 2013	December 31, 2012
Raw materials and components	$1,134,835	$945,382
Work in process	1,913,229	1,828,687
Finished goods	427,592	321,234
Inventory reserves	(221,026)	(256,512)
	$3,254,630	$2,838,791

Inventory reserves include a provision for inventory valuation and obsolescence.